GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2025
Finite-Lived Intangible Assets [Line Items]
GOODWILL AND OTHER INTANGIBLE ASSETS	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The following table reflects the changes in the carrying amount of goodwill:

(in thousands)	September 30, 2025	December 31, 2024
Balance, beginning of period	$58,037	$44,257
Additions due to acquisitions (Note 3)	4,622	13,780
Balance, end of period	$62,659	$58,037
The Company recognized no impairment of Goodwill for the periods ended September 30, 2025 and September 30, 2024. All goodwill is allocated to the Digital Assets segment.
Other Intangible Assets
The following table represents intangible assets and accumulated amortization as September 30, 2025 and December 31, 2024:

(in thousands)	September 30, 2025	December 31, 2024
Software technology (1)	$44,252	$40,508
Other purchased finite-life intangible assets	13,701	13,701
Indefinite-lived intangible asset	1,761	1,761
Intangible assets, gross	59,714	55,970
Less: Accumulated amortization	(30,448)	(18,619)
Intangible assets, net	$29,266	$37,351
__________________
(1)Includes capitalized equity based compensation of $4.5 million and $3.1 million as of September 30, 2025 and December 31, 2024, respectively.
The Company estimates that there is no significant residual value related to its finite-life intangible assets. The expected future amortization expense for currently amortizing finite-life intangible assets for the next five years is as follows:

(in thousands)	Amounts
2025	$4,433
2026	9,573
2027	6,648
2028	5,330
2029 and beyond	403
Total future amortization expense	$26,387

Galaxy Digital Holdings, LP
Finite-Lived Intangible Assets [Line Items]
GOODWILL AND OTHER INTANGIBLE ASSETS	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The following table reflects the changes in carrying amount of goodwill:

	Year Ended December 31,
(in thousands)	2024	2023
Balance, beginning of period	$44,257	$24,645
Additions due to acquisitions (Note 3)	13,780	19,612
Balance, end of period	$58,037	$44,257
The Company recognized no impairment of Goodwill for the years ended December 31, 2024, 2023 and 2022. All goodwill is allocated to the Digital Assets segment.
Other intangible assets
The following table represents intangible assets and accumulated amortization as of the years ended December 31, 2024 and 2023:

(in thousands)	December 31, 2024	December 31, 2023
Software technology(1)	$40,508	$38,895
Other purchased defined-life intangible assets	13,701	6,062
Indefinite-lived intangible asset	1,761	1,761
Intangible assets, gross	55,970	46,718
Less: Accumulated amortization	(18,619)	(6,735)
Intangible assets, net	$37,351	$39,983
__________________
(1)Includes capitalized equity based compensation of $3.1 million and $2.1 million as of December 31, 2024 and 2023, respectively.
The Company estimates that there is no significant residual value related to its finite-life intangible assets. The expected future amortization expense for finite-life intangible assets for the next five years is as follows:

(in thousands)	Amounts
2025	$16,708
2026	8,549
2027	5,624
2028	4,306
2029 and beyond	403
Total future amortization expense	$35,590